Accounting Policies - Schedule of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of Range [member] | Office Fixtures and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Bottom of Range [member] | Computer Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Top of Range [member] | Owner-Occupied Properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	50 years
Top of Range [member] | Office Fixtures and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	15 years
Top of Range [member] | Computer Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	7 years